UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

 ==============================================================

        SEMIANNUAL REPORT
        USAA TAX EXEMPT MONEY MARKET FUND
        SEPTEMBER 30, 2014

 ==============================================================

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

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PRESIDENT'S MESSAGE

"SMALL DECISIONS TODAY, AS YOU WORK TO
GROW YOUR SAVINGS AND BUILD YOUR PORTFOLIO,         [PHOTO OF BROOKS ENGLEHARDT]
CAN HAVE A BIG IMPACT IN THE FUTURE."

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NOVEMBER 2014

In the financial markets, nothing should be taken for granted. During the reporting period, a number of so-called "experts" predicted that longer-term interest rates would rise after the Federal Reserve (the Fed) began reducing (or tapering) its quantitative easing (QE) asset purchases. (Through QE, the Fed had been buying $85 billion of U.S. Treasury securities and mortgage-backed securities every month in an effort to push down long-term interest rates and stimulate economic growth.) However, instead of longer-term interest rates rising, they fell. They continued to trend down through much of the reporting period as the Fed continued tapering its asset purchases. Although interest rates spiked during September of this year, the increase was temporary and seemed to be a reaction to improved U.S. economic data, speculation about the timing of Fed short-term interest rate cuts, and growing geopolitical concerns, including extremist threats in the Middle East. At the end of the reporting period, longer-term interest rates were lower than they were at the beginning of the period.

The investment environment is multi-faceted, and short-term market moves can be influenced by many different things. It is therefore vital, I believe, to have an investment plan - one that is based on your financial objectives, time horizon, and risk tolerance. Small decisions today, as you work to grow your savings and build your portfolio, can have a big impact in the future.

At USAA Investments, we have believed for some time that longer-term interest rates were likely to remain lower for longer than many market participants expected. The U.S. economic recovery remains fragile. Growth contracted during the first quarter, with U.S. gross domestic product (GDP) declining 2.1%. Although GDP reportedly grew 4.6% in the second quarter, economic growth in the first half of 2014 was lower than many expected at the beginning of the calendar year. In addition, the global economy has slowed. Growth has stagnated in a number of euro zone countries, and Europe could potentially experience a new recession. China's economy has unexpectedly softened amid a slump in that country's real estate sector, while Japan's second-quarter change in GDP was weaker than anticipated. Meanwhile, geopolitical tensions sparked dramatic

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

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headlines during the reporting period and are likely to persist. Shareholders must try to look through the media noise and focus on information relevant to their investment plan.

Eventually, longer-term interest rates may start to rise, and we expect the increase to be more gradual than the markets seem to believe. Once interest rates do rise, bond prices will fall (bond prices move in the opposite direction of interest rates). However, this will be offset, we believe, in part by the income generated by those bonds. We also expect that our USAA fixed-income portfolio managers will have the opportunity to reinvest and achieve higher yields. It is our view that, in the coming months, you should expect the majority of your potential total return to come from the income generated by your bond funds.

Meanwhile, we believe that tax-exempt bonds are likely to remain attractive, perhaps more so given that marginal income tax rates are higher today than they were a few years ago. We expect many investors to continue favoring them for the tax-free income they provide.

At the same time, most money market funds are yielding almost zero percent.
Some shareholders may find that other investments, such as short duration bond funds - which generally offer higher yields than money markets - could be attractive alternatives. If you would like to review your investment plan to ensure it still matches your time horizon, investment goals, and risk tolerance, please do not hesitate to call one of our financial advisors. They can also help you determine if it might be appropriate to rebalance your portfolio. Regular rebalancing potentially can help you protect your gains and prepare for what happens next.

From all of us here at USAA Investments, thank you for your continued investment in our family of tax-exempt mutual funds. We will continue working hard on your behalf.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

   Portfolio of Investments                                                   8

   Notes to Portfolio of Investments                                         24

   Financial Statements                                                      25

   Notes to Financial Statements                                             28

EXPENSE EXAMPLE                                                              36

ADVISORY AGREEMENT(S)                                                        38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PROVIDES INVESTORS WITH INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund invests primarily in high-quality tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company

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o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Yields on money market funds stayed at or near zero throughout the reporting period, as the Federal Reserve (the Fed) continued holding the federal funds target rate between 0% and 0.25%. As a result, money market funds provided very low absolute yields, though investors continued to rely on them for the potential safety and liquidity they offer.

    Meanwhile, the Fed continued to taper (or reduce) its quantitative easing asset purchases and announced plans to end them in October of this year. Accordingly, market participants began to speculate on the timing of a rate hike, with some predicting the Fed might raise the federal funds target rate in mid-2015.

    The SIFMA Municipal Swap Index, the index of seven-day variable-rate demand notes (VRDNs), stayed in a narrow range, starting the reporting period at 0.06%, rising to a high of 0.12% on April 23, 2014 amid tax season-related redemptions, and ending the reporting period at 0.04%.

    The SIFMA Municipal Swap Index is a 7-day high-grade market index comprised of tax-exempt variable-rate demand obligations (VRDOs) with certain characteristics. The index is calculated and published by Bloomberg. The index is overseen by SIFMA's Municipal Swap Index Committee. o Variable-rate demand notes (VRDNs) are securities for which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

    Refer to page 5 for benchmark definition.

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2  | USAA TAX EXEMPT MONEY MARKET FUND

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o   HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM DURING THE
    REPORTING PERIOD?

    For the six-month period ended September 30, 2014, the Fund had a return of 0.01%, compared to an average return of less than 0.01% for the tax-exempt money market funds category, according to iMoneyNet, Inc.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The majority of the Fund's assets are invested in VRDNs. The VRDNs owned by the Fund provide both flexibility and liquidity because they can be sold at par value (100% of face value) upon seven days' or less notice. In addition, many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest. As a result, they offer the Fund a degree of safety.

    We also sought to enhance the Fund's yield by investing in securities with longer maturities. However, given that interest rates were so low, these securities did not significantly increase the Fund's yield. We relied on our in-house team of credit analysts to help us identify potential investments for the Fund. They also continued to analyze and monitor every holding in the portfolio.

    We appreciate the opportunity to help you with your investment needs.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
    o Investing in securities products involves risk, including possible loss of principal. o Some income may be subject to state or local taxes but not the federal alternative minimum tax.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) (Ticker Symbol: USEXX)

--------------------------------------------------------------------------------
                                              9/30/14                 3/31/14
--------------------------------------------------------------------------------
Net Assets                                  $2.7 Billion           $2.7 Billion
Net Asset Value Per Share                      $1.00                  $1.00
Dollar-Weighted Average
 Portfolio Maturity(+)                        48 Days                38 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/14
--------------------------------------------------------------------------------
  3/31/14-9/30/14*             1 YEAR             5 YEARS              10 YEARS
       0.01%                   0.02%              0.03%                 1.18%

--------------------------------------------------------------------------------
    7- DAY YIELD AS OF 9/30/14                  EXPENSE RATIO AS OF 3/31/14**
--------------------------------------------------------------------------------
SUBSIDIZED              0.01%                                  0.56%
UNSUBSIDIZED           -0.41%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or reinvested net invstment income. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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4  | USAA TAX EXEMPT MONEY MARKET FUND

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                         o 7-DAY YIELD COMPARISON o

                       [CHART OF 7-DAY YIELD COMPARISON]

                            IMONEY NET               USAA TAX EXEMPT MONEY
                           AVERAGE 0.01%               MARKET FUND 0.01%
 9/30/2013                     0.01                          0.01
10/28/2013                     0.01                          0.01
11/25/2013                     0.01                          0.01
12/30/2013                     0.01                          0.01
 1/27/2014                     0.01                          0.01
 2/24/2014                     0.01                          0.01
 3/31/2014                     0.01                          0.01
 4/28/2014                     0.01                          0.01
 5/23/2014                     0.01                          0.01
 6/30/2014                     0.01                          0.01
 7/28/2014                     0.01                          0.01
 8/25/2014                     0.01                          0.01
 9/29/2014                     0.01                          0.01

                                    [END CHART]

           Data represent the last Monday of each month. Ending date 9/29/14.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against an average of money market fund yields of all tax-free national retail money funds average of money market fund yields calculated by iMoneyNet, Inc. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                         o TOP 10 INDUSTRIES - 9/30/14 o
                                (% of Net Assets)

General Obligation ....................................................... 16.2%
Education ................................................................ 13.4%
Electric Utilities ....................................................... 10.4%
Hospital .................................................................  9.3%
Nursing/CCRC .............................................................  6.8%
Agricultural Products ....................................................  5.4%
Electric/Gas Utilities ...................................................  5.2%
Community Service ........................................................  5.0%
Special Assessment/Tax/Fee ...............................................  4.5%
Multifamily Housing ......................................................  3.9%

                           o PORTFOLIO MIX - 9/30/14 o

                     [PIE CHART OF PORTFOLIO MIX - 9/30/14 ]

VARIABLE-RATE DEMAND NOTES                                                 69.2%
FIXED-RATE INSTRUMENTS                                                     25.8%
PUT BONDS                                                                   4.6%
ADJUSTABLE-RATE NOTES                                                       0.7%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 11-23.

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6  | USAA TAX EXEMPT MONEY MARKET FUND

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                  [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                                                USAA TAX EXEMPT
                                                               MONEY MARKET FUND
09/30/04                                                          $10,000.00
10/31/04                                                           10,010.80
11/30/04                                                           10,021.18
12/31/04                                                           10,032.94
01/31/05                                                           10,043.85
02/28/05                                                           10,055.51
03/31/05                                                           10,068.65
04/30/05                                                           10,086.26
05/31/05                                                           10,106.52
06/30/05                                                           10,123.43
07/31/05                                                           10,139.74
08/31/05                                                           10,157.36
09/30/05                                                           10,176.67
10/31/05                                                           10,195.09
11/30/05                                                           10,215.93
12/31/05                                                           10,240.96
01/31/06                                                           10,262.11
02/28/06                                                           10,283.21
03/31/06                                                           10,307.99
04/30/06                                                           10,331.78
05/31/06                                                           10,358.89
06/30/06                                                           10,388.22
07/31/06                                                           10,414.28
08/31/06                                                           10,441.58
09/30/06                                                           10,469.29
10/31/06                                                           10,495.98
11/30/06                                                           10,523.16
12/31/06                                                           10,553.89
01/31/07                                                           10,580.40
02/28/07                                                           10,606.39
03/31/07                                                           10,635.67
04/30/07                                                           10,663.83
05/31/07                                                           10,695.23
06/30/07                                                           10,725.30
07/31/07                                                           10,753.70
08/31/07                                                           10,786.82
09/30/07                                                           10,814.09
10/31/07                                                           10,843.17
11/30/07                                                           10,872.78
12/31/07                                                           10,899.97
01/31/08                                                           10,924.94
02/29/08                                                           10,946.29
03/31/08                                                           10,971.63
04/30/08                                                           10,992.64
05/31/08                                                           11,015.28
06/30/08                                                           11,032.93
07/31/08                                                           11,049.79
08/31/08                                                           11,068.03
09/30/08                                                           11,099.27
10/31/08                                                           11,134.82
11/30/08                                                           11,148.23
12/31/08                                                           11,161.53
01/31/09                                                           11,169.47
02/28/09                                                           11,176.51
03/31/09                                                           11,184.86
04/30/09                                                           11,193.51
05/31/09                                                           11,203.65
06/30/09                                                           11,212.47
07/31/09                                                           11,221.07
08/31/09                                                           11,227.68
09/30/09                                                           11,232.54
10/31/09                                                           11,234.95
11/30/09                                                           11,236.19
12/31/09                                                           11,238.80
01/31/10                                                           11,238.89
02/28/10                                                           11,238.98
03/31/10                                                           11,239.07
04/30/10                                                           11,239.17
05/31/10                                                           11,239.61
06/30/10                                                           11,239.83
07/31/10                                                           11,239.93
08/31/10                                                           11,240.03
09/30/10                                                           11,240.12
10/31/10                                                           11,240.21
11/30/10                                                           11,240.30
12/31/10                                                           11,240.42
01/31/11                                                           11,240.51
02/28/11                                                           11,240.60
03/31/11                                                           11,240.70
04/30/11                                                           11,240.79
05/31/11                                                           11,240.88
06/30/11                                                           11,240.97
07/31/11                                                           11,241.07
08/31/11                                                           11,241.16
09/30/11                                                           11,241.26
10/31/11                                                           11,241.35
11/30/11                                                           11,241.44
12/31/11                                                           11,241.66
01/31/12                                                           11,244.51
02/29/12                                                           11,244.60
03/31/12                                                           11,244.70
04/30/12                                                           11,244.79
05/31/12                                                           11,244.88
06/30/12                                                           11,244.98
07/31/12                                                           11,245.07
08/31/12                                                           11,245.17
09/30/12                                                           11,245.26
10/31/12                                                           11,245.35
11/30/12                                                           11,245.45
12/31/12                                                           11,245.99
01/31/13                                                           11,246.09
02/28/13                                                           11,246.17
03/31/13                                                           11,246.27
04/30/13                                                           11,246.36
05/31/13                                                           11,246.45
06/30/13                                                           11,246.55
07/31/13                                                           11,246.64
08/31/13                                                           11,246.74
09/30/13                                                           11,246.83
10/31/13                                                           11,246.92
11/30/13                                                           11,247.02
12/31/13                                                           11,248.13
01/31/14                                                           11,248.22
02/28/14                                                           11,248.31
03/31/14                                                           11,248.40
04/30/14                                                           11,248.49
05/31/14                                                           11,248.59
06/30/14                                                           11,248.68
07/31/14                                                           11,248.78
08/31/14                                                           11,248.87
09/30/14                                                           11,248.96

                                  [END CHART]

                        Data from 9/30/04 through 9/30/14.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

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                                                        INVESTMENT OVERVIEW |  7

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PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

    FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

================================================================================

8  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

    (INS) Principal and interest payments are insured by Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Minnesota General Obligation, Montana Board of Investments Intercap Program, or National Rural Utility Corp.

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                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

    PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ABAG    Association of Bay Area Governments
    CSD     Central School District
    EDA     Economic Development Authority
    EDC     Economic Development Corp.
    IDA     Industrial Development Authority/Agency
    IDB     Industrial Development Board
    IDC     Industrial Development Corp.
    ISD     Independent School District
    SPEAR   Short Puttable Exempt Adjustable Receipts
    USD     Unified School District

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10  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENTS

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON            FINAL             VALUE
(000)            SECURITY                                                 RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 VARIABLE-RATE DEMAND NOTES (69.2%)

                 ALABAMA (2.8%)
$    10,000      Chatom IDB (NBGA)                                        0.19%          8/01/2041      $   10,000
      6,550      Eutaw IDB                                                0.07          12/01/2020           6,550
      1,470      Huntsville Educational Building Auth.
                  (LOC - Branch Banking & Trust Co.)                      0.05          12/01/2022           1,470
     25,000      Mobile County IDA (LOC - Swedbank AB)                    0.07           7/01/2040          25,000
     32,500      Tuscaloosa County Port Auth.
                  (LOC - PNC Bank, N.A.)                                  0.07          12/01/2031          32,500
                                                                                                        ----------
                                                                                                            75,520
                                                                                                        ----------
                 ARKANSAS (0.2%)
      5,175      Texarkana (LOC - PNC Bank, N.A.)                         0.19           3/01/2021           5,175
                                                                                                        ----------
                 CALIFORNIA (5.5%)
      9,600      ABAG Finance Auth. for Nonprofit Corps.
                  (LOC - KBC Bank N.V.)                                   0.31           5/15/2035           9,600
      6,020      Anaheim Public Financing Auth. (LIQ)
                  (LOC - Deutsche Bank A.G.)(a)                           0.21           9/01/2030           6,020
     13,910      Golden State Tobacco Securitization Corp.
                  (LIQ) (LOC - Deutsche Bank A.G.)(a)                     0.13           6/01/2027          13,910
      6,000      Golden State Tobacco Securitization Corp.
                  (INS) (LIQ) (a)                                         0.08          12/01/2037           6,000
     29,715      Grossmont Healthcare District (LIQ)
                  (LOC - Deutsche Bank A.G.)(a)                           0.12           7/15/2033          29,715
      2,600      Manteca USD (LIQ) (LOC - Deutsche Bank A.G.)(a)          0.10           8/01/2035           2,600
        500      Pasadena (LOC - Bank of America, N.A.)                   0.04           2/01/2035             500
      3,945      Sacramento City Financing Auth. (LIQ)
                  (LOC - Deutsche Bank A.G.)(a)                           0.13          12/01/2033           3,945
     19,890      San Jose USD (LIQ) (LOC - Deutsche Bank A.G.)(a)         0.11           6/01/2031          19,890
     14,200      SPEAR (LIQ) (LOC - Deutsche Bank A.G.)(a)                0.13           8/01/2031          14,200
     37,450      Statewide Communities Dev. Auth.
                  (LIQ) (LOC - Citibank, N.A.)(a)                         0.54          12/14/2016          37,450
      3,125      Ukiah USD (LIQ) (LOC - Deutsche Bank A.G.)(a)            0.13           8/01/2030           3,125
                                                                                                        ----------
                                                                                                           146,955
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                  COUPON            FINAL              VALUE
(000)            SECURITY                                                RATE           MATURITY             (000)
------------------------------------------------------------------------------------------------------------------
                 COLORADO (1.7%)
$     1,440      El Paso County (LOC - JPMorgan Chase Bank, N.A.)         0.15%         11/01/2021      $    1,440
      6,495      Health Facilities Auth. (LIQ)(a)                         0.24           3/01/2016           6,495
      6,665      Health Facilities Auth. (LIQ)(a)                         0.24           2/01/2019           6,665
     13,015      Health Facilities Auth. (LIQ)(a)                         0.29          10/01/2034          13,015
     17,500      Health Facilities Auth. (LIQ)(a)                         0.26          10/01/2041          17,500
                                                                                                        ----------
                                                                                                            45,115
                                                                                                        ----------
                 CONNECTICUT (0.2%)
      5,000      Health and Educational Facilities Auth.
                  (LOC - Bank of America, N.A.)                           0.08           7/01/2030           5,000
                                                                                                        ----------
                 DELAWARE (0.3%)
      6,600      EDA IDA                                                  0.55          12/01/2014           6,600
                                                                                                        ----------
                 DISTRICT OF COLUMBIA (0.4%)
      2,400      District of Columbia (LOC - Bank of America, N.A.)       0.15           7/01/2022           2,400
      7,940      Metropolitan Washington Airports Auth.
                  (LOC - TD Bank, N.A.)                                   0.03          10/01/2039           7,940
                                                                                                        ----------
                                                                                                            10,340
                                                                                                        ----------
                 FLORIDA (2.0%)
      1,200      Jackson County                                           0.05           7/01/2022           1,200
      3,140      Lee County IDA (LOC - Fifth Third Bank)                  0.17           6/01/2025           3,140
      9,030      Seminole County IDA (LOC - Fifth Third Bank)             0.15          12/01/2037           9,030
     13,010      St. Lucie County                                         0.04           9/01/2028          13,010
      9,005      UCF Health Facilities Corp. (LOC - Fifth Third Bank)     0.15           7/01/2037           9,005
     16,600      Univ. of North Florida Financing Corp.
                  (LIQ) (LOC - Deutsche Bank A.G.)(a)                     0.09          11/01/2027          16,600
                                                                                                        ----------
                                                                                                            51,985
                                                                                                        ----------
                 GEORGIA (1.1%)
      3,000      Appling County Dev. Auth.                                0.04           9/01/2041           3,000
     13,000      Bartow County Dev. Auth.                                 0.08          12/01/2032          13,000
      2,400      Cobb County Dev. Auth. (LOC - Federal Home
                  Loan Bank of Atlanta)                                   0.07           2/01/2030           2,400
      2,500      Floyd County Dev. Auth. (LOC - PNC Bank, N.A.)           0.08           4/01/2017           2,500
      7,200      Monroe County Dev. Auth.                                 0.10           7/01/2049           7,200
                                                                                                        ----------
                                                                                                            28,100
                                                                                                        ----------
                 ILLINOIS (7.0%)
      4,200      Dev. Finance Auth.                                       0.10           1/01/2016           4,200
     20,000      Dev. Finance Auth. (LOC - JPMorgan
                  Chase Bank, N.A.)                                       0.06          10/01/2029          20,000
     28,000      Dev. Finance Auth. (LOC - JPMorgan
                  Chase Bank, N.A.)                                       0.05           9/01/2031          28,000
      3,080      Dev. Finance Auth. (LOC - Bank of America, N.A.)         0.15           9/01/2032           3,080

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)            SECURITY                                                 RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$    10,000      Dev. Finance Auth. (LOC - JPMorgan Chase
                  Bank, N.A.) (LOC - Northern Trust Co.)                  0.05%         12/01/2033      $   10,000
      1,520      Educational Facilities Auth. (LOC - Fifth Third Bank)    0.15           7/01/2024           1,520
     20,000      Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)          0.05          11/15/2029          20,000
      2,790      Finance Auth. (LOC - Fifth Third Bank)                   0.24           3/01/2031           2,790
     12,720      Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)          0.05           5/01/2038          12,720
     15,725      Finance Auth. (LOC - Fifth Third Bank)                   0.08           6/01/2038          15,725
      2,595      McHenry County (LIQ) (LOC - Deutsche
                  Bank A.G.)(a)                                           0.11           1/15/2026           2,595
     14,125      Metropolitan Pier and Exposition Auth.
                  (LIQ) (LOC - Deutsche Bank A.G.)(a)                     0.11           6/15/2034          14,125
     24,760      Metropolitan Pier and Exposition Auth.
                  (LIQ) (LOC - Deutsche Bank A.G.)(a)                     0.11          12/15/2039          24,760
      4,350      Skokie Economic Dev. (LOC - Bank of America, N.A.)       0.15          12/01/2014           4,350
      4,249      Springfield Airport Auth.                                0.60          10/15/2016           4,249
     12,535      Village of Morton Grove (LOC - Bank of
                  America, N.A.)                                          0.07          12/01/2041          12,535
      6,250      Will County (LOC - FirstMerit Bank, N.A.)                0.11           7/01/2034           6,250
                                                                                                        ----------
                                                                                                           186,899
                                                                                                        ----------
                 INDIANA (1.5%)
      6,055      Berne (LOC - Federal Home Loan
                  Bank of Indianapolis)                                   0.09          10/01/2033           6,055
      6,125      Dev. Finance Auth. (LOC - Fifth Third Bank)              0.15           2/01/2023           6,125
      4,540      Evansville (LOC - Fifth Third Bank)                      0.15           1/01/2025           4,540
      9,620      Finance Auth. (LOC - Federal Home Loan
                  Bank of Indianapolis)                                   0.08           7/01/2029           9,620
      1,220      Finance Auth. (LOC - Fifth Third Bank)                   0.17           9/01/2031           1,220
      2,530      Finance Auth. (LOC - PNC Bank, N.A.)                     0.09           6/01/2037           2,530
      5,110      Westfield Multi-School Building (LIQ)
                  (LOC - Deutsche Bank A.G.)(a)                           0.10           7/15/2027           5,110
      5,760      Winona Lake (LOC - Key Bank, N.A.)                       0.24           7/01/2031           5,760
                                                                                                        ----------
                                                                                                            40,960
                                                                                                        ----------
                 IOWA (7.7%)
      6,850      Chillicothe                                              0.10           1/01/2023           6,850
     12,750      Council Bluffs                                           0.10           1/01/2025          12,750
     10,000      Finance Auth.                                            0.06           6/01/2039          10,000
     29,000      Finance Auth.                                            0.07           6/01/2036          29,000
     32,000      Finance Auth.                                            0.07           9/01/2036          32,000
     30,000      Finance Auth. (LOC - U.S. Bank, N.A.)                    0.09          12/01/2042          30,000
      2,200      Higher Educational Loan Auth.
                  (LOC - Fifth Third Bank)                                0.06           5/01/2029           2,200
      7,900      Higher Educational Loan Auth.
                  (LOC - Fifth Third Bank)                                0.06           4/01/2035           7,900

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON            FINAL             VALUE
(000)            SECURITY                                                 RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$    29,500      Louisa County                                            0.05%          9/01/2016      $   29,500
      3,900      Louisa County                                            0.05           3/01/2017           3,900
     34,900      Louisa County                                            0.05          10/01/2024          34,900
        550      Sheldon                                                  0.34          11/01/2015             550
      5,500      Urbandale (LOC - Wells Fargo Bank, N.A.)                 0.10          11/01/2020           5,500
                                                                                                        ----------
                                                                                                           205,050
                                                                                                        ----------
                 KENTUCKY (0.5%)
      9,770      Georgetown (LOC - Fifth Third Bank)                      0.15          11/15/2029           9,770
        330      Lexington-Fayette Urban County
                  (LOC - JPMorgan Chase Bank, N.A.)                       0.45           7/01/2021             330
      2,845      Lexington-Fayette Urban County
                  (LOC - Federal Home Loan Bank of Cincinnati)            0.29          12/01/2027           2,845
                                                                                                        ----------
                                                                                                            12,945
                                                                                                        ----------
                 LOUISIANA (2.3%)
        590      Environmental Facilities and Community Dev. Auth.
                  (LOC - Federal Home Loan Bank of Dallas)                0.07           4/01/2018             590
     12,140       Environmental Facilities and Community Dev. Auth.
                  (LIQ) (LOC - Deutsche Bank A.G.)(a)                     0.12           2/01/2039          12,140
      1,665      Hammond Area Economic and Industrial Dev. District
                  (LOC - Federal Home Loan Bank of Dallas)                0.07           3/01/2033           1,665
      7,070      New Orleans (LOC - Capital One, N.A.)                    0.39           8/01/2024           7,070
        795      Public Facilities Auth. (LOC - Federal Home
                  Loan Bank of Dallas)                                    0.07          12/01/2014             795
      1,100      Public Facilities Auth.                                  0.07           8/01/2017           1,100
      1,465      Public Facilities Auth. (LOC - Capital One, N.A.)        0.41           7/01/2023           1,465
        240      Public Facilities Auth. (LOC - Capital One, N.A.)        0.43           7/01/2023             240
        385      Public Facilities Auth. (LOC - Capital One, N.A.)        0.43           7/01/2023             385
        265      Public Facilities Auth. (LOC - Capital One, N.A.)        0.43           7/01/2027             265
      4,800      Public Facilities Auth.                                  0.04           8/01/2050           4,800
     25,000      St. James Parish (LOC - Natixis S.A.)                    0.21           1/01/2039          25,000
      6,810      St. Tammany Parish Dev. District
                  (LOC - Federal Home Loan Bank of Dallas)                0.07           3/01/2033           6,810
                                                                                                        ----------
                                                                                                            62,325
                                                                                                        ----------
                 MARYLAND (0.4%)
     10,245      Williamsport (LOC - Manufacturers &
                  Traders Trust Co.)                                      0.09          11/01/2037          10,245
                                                                                                        ----------
                 MASSACHUSETTS (0.5%)
      6,720      Dev. Finance Agency (LOC - Manufacturers &
                  Traders Trust Co.)                                      0.09           4/01/2041           6,720
      6,730      Dev. Finance Agency (LOC - RBS Citizens, N.A.)           0.23           4/01/2041           6,730
                                                                                                        ----------
                                                                                                            13,450
                                                                                                        ----------

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON            FINAL             VALUE
(000)            SECURITY                                                 RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 MICHIGAN (1.7%)
$     7,500      Finance Auth. (LOC - Fifth Third Bank)                   0.15%         12/01/2032      $    7,500
      1,500      Finance Auth. (LOC - Fifth Third Bank)                   0.15          12/01/2032           1,500
      5,560      Higher Educational Facilities Auth.
                  (LOC - Comerica Bank, N.A.)                             0.05          11/01/2036           5,560
      4,580      Higher Educational Facilities Auth.
                  (LOC - Federal Home Loan Bank of Boston)                0.04           7/01/2037           4,580
      6,715      Hospital Finance Auth. (LOC - Fifth Third Bank)          0.15           6/01/2035           6,715
      2,215      Kent Hospital Finance Auth. (LOC - Fifth Third Bank)     0.15          10/01/2041           2,215
     10,000      Oakland County EDC (LOC - Fifth Third Bank)              0.15           3/01/2029          10,000
      2,675      Strategic Fund (LOC - Fifth Third Bank)                  0.15          10/01/2015           2,675
      1,025      Strategic Fund (LOC - Fifth Third Bank)                  0.15          10/01/2027           1,025
      2,565      Strategic Fund (LOC - Fifth Third Bank)                  0.17           4/01/2035           2,565
                                                                                                        ----------
                                                                                                            44,335
                                                                                                        ----------
                MINNESOTA (1.6%)
      2,400     Canby Community Hospital District No.1                    0.34          11/01/2026           2,400
      4,590     New Ulm (LOC - Federal Home Loan
                 Bank of Chicago)                                         0.07          10/01/2040           4,590
      4,675     Rochester (LOC - Royal Bank of Scotland N.V.)             0.31           4/01/2022           4,675
     21,985     St. Paul Housing and Redevelopment Auth.
                 (LIQ) (LOC - Deutsche Bank A.G.)(a)                      0.14          10/01/2033          21,985
     10,100     St. Paul Housing and Redevelopment Auth.
                 (LIQ) (LOC - Deutsche Bank A.G.)(a)                      0.14          10/01/2033          10,100
                                                                                                        ----------
                                                                                                            43,750
                                                                                                        ----------
                MISSISSIPPI (0.5%)
      4,800     Business Finance Corp. (LOC - Federal Home
                 Loan Bank of Dallas)                                     0.07           3/01/2033           4,800
      8,780     Business Finance Corp. (LOC - PNC Bank, N.A.)             0.07          12/01/2036           8,780
                                                                                                        ----------
                                                                                                            13,580
                                                                                                        ----------
                MISSOURI (1.2%)
      1,050     Health and Educational Facilities Auth.
                 (LOC - Fifth Third Bank)                                 0.15          11/01/2020           1,050
      6,650     Health and Educational Facilities Auth.
                 (LOC - Commerce Bank, N.A.)                              0.09           7/01/2026           6,650
      5,770     Health and Educational Facilities Auth.
                 (LOC - Commerce Bank, N.A.)                              0.06          11/01/2032           5,770
      5,000     Health and Educational Facilities Auth.
                 (LIQ) (LOC - Deutsche Bank A.G.)(a)                      0.12          11/15/2048           5,000
      8,400     Jackson County IDA (LOC - Commerce Bank, N.A.)            0.09           7/01/2025           8,400
      3,565     St. Louis County IDA (LOC - U.S. Bank, N.A.)              0.07           6/15/2024           3,565
      1,400     St. Louis County IDA (LOC - Fifth Third Bank)             0.11           9/01/2038           1,400
                                                                                                        ----------
                                                                                                            31,835
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON            FINAL             VALUE
(000)            SECURITY                                                 RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 NEBRASKA (0.4%)
$    10,000      Washington County                                        0.07%         12/01/2040      $   10,000
                                                                                                        ----------
                 NEW HAMPSHIRE (0.8%)
     10,000      Business Finance (LOC - Landesbank
                  Hessen-Thuringen)                                       0.12            9/01/2030         10,000
      4,540      Health and Education Facilities Auth.
                  (LOC - RBS Citizens, N.A.)                              0.22            7/01/2037          4,540
      6,530      Health and Education Facilities Auth.
                  (LOC - RBS Citizens, N.A.)                              0.22            7/01/2038          6,530
                                                                                                        ----------
                                                                                                            21,070
                                                                                                        ----------
                 NEW JERSEY (0.2%)
      3,955      EDA (LOC - Bank of America, N.A.)                        0.14           11/01/2027          3,955
                                                                                                        ----------
                 NEW MEXICO (0.2%)
      5,000      Hospital Equipment Loan Council
                  (LOC - Fifth Third Bank)                                0.17            7/01/2025          5,000
                                                                                                        ----------
                 NEW YORK (6.1%)
      4,290      Albany IDA (LOC - RBS Citizens, N.A.)                    0.27            5/01/2035          4,290
      9,555      Albany IDA (LOC - Key Bank, N.A.)                        0.11            7/01/2035          9,555
     12,305      Broome County IDA (LOC - Manufacturers &
                  Traders Trust Co.)                                      0.09            7/01/2040         12,305
      2,540      Chautauqua County IDA (LOC - RBS
                  Citizens, N.A.)                                         0.22            8/01/2027          2,540
      4,115      Clinton County IDA (LOC - Key Bank, N.A.)                0.11            7/01/2017          4,115
      7,275      Clinton County IDA (LOC - Key Bank, N.A.)                0.11            7/01/2042          7,275
      2,210      Erie County IDA (LOC - Key Bank, N.A.)                   0.16            6/01/2022          2,210
      3,900      Erie County IDA (LOC - Key Bank, N.A.)                   0.16            3/01/2024          3,900
      2,305      Guilderland IDA (LOC - Key Bank, N.A.)                   0.16            7/01/2032          2,305
     10,000      Housing Finance Agency (LOC - Landesbank
                  Hessen-Thuringen)                                       0.04            5/01/2042         10,000
      5,200      Housing Finance Agency (LOC - Landesbank
                  Hessen-Thuringen)                                       0.07            5/01/2042          5,200
      5,100      Long Island Power Auth. (LOC - JPMorgan
                  Chase Bank, N.A.)                                       0.04            5/01/2033          5,100
      5,300      Long Island Power Auth. (LOC - Bayerische
                  Landesbank)                                             0.05            5/01/2033          5,300
      1,470      Monroe County IDA (LOC - Key Bank, N.A.)                 0.16            8/01/2018          1,470
      3,100      New York City (LIQ)(a)                                   0.04            8/01/2020          3,100
      8,000      New York City (LOC - Bayerische Landesbank)              0.04            8/01/2022          8,000
      6,500      New York City (LOC - Sumitomo Mitsui
                  Banking Corp.)                                          0.04            9/01/2035          6,500

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)            SECURITY                                                 RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     4,900      New York City (LOC - Manufacturers & Traders
                  Trust Co.)                                              0.10%         12/01/2040      $    4,900
      6,160      New York City IDA (LOC - Key Bank, N.A.)                 0.14           7/01/2037           6,160
      6,240      New York City IDA (LOC - Key Bank, N.A.)(b)              0.14           7/01/2038           6,240
      1,520      Niagara County IDA (LOC - Key Bank, N.A.)                0.16           9/01/2021           1,520
      5,690      Oneida County IDA (LOC - Manufacturers & Traders
                  Trust Co.)                                              0.09           6/01/2030           5,690
      3,385      Onondaga County IDA (LOC - Key Bank, N.A.)               0.11           7/01/2025           3,385
      7,800      Onondaga County IDA (LOC - Manufacturers & Traders
                  Trust Co.)                                              0.09          12/01/2031           7,800
      1,500      Ontario County IDA (LOC - Royal Bank of
                  Scotland N.V.)                                          0.31           3/01/2028           1,500
      6,570      Ontario County IDA (LOC - Key Bank, N.A.)                0.11           7/01/2030           6,570
      8,920      Ramapo Housing Auth. (LOC - Manufacturers & Traders
                  Trust Co.)                                              0.14          12/01/2029           8,920
      2,215      St. Lawrence County (LOC - RBS Citizens, N.A.)           0.36           7/01/2037           2,215
      5,800      State Housing Finance Agency (LOC - Landesbank
                  Hessen-Thuringen)                                       0.05          11/01/2037           5,800
        600      State Housing Finance Agency (LOC - Landesbank
                  Hessen-Thuringen)                                       0.07           5/01/2042             600
      2,805      Syracuse IDA (LOC - Key Bank, N.A.)                      0.16           1/01/2033           2,805
      4,745      Tompkins County IDA (LOC - Bank of America, N.A.)        0.13           2/01/2037           4,745
                                                                                                        ----------
                                                                                                           162,015
                                                                                                        ----------
                 OHIO (4.3%)
      3,535      Akron Metropolitan Housing Auth.
                  (LOC - FirstMerit Bank, N.A.)                           0.12           4/01/2018           3,535
     40,000      Buckeye Tobacco Settlement Finance Auth.
                  (LIQ) (LOC - Deutsche Bank A.G.)(a)                     0.31           6/01/2024          40,000
     14,595      Butler County (LOC - Fifth Third Bank)                   0.15           5/15/2036          14,595
      1,340      Cadiz Health Care Facilities Auth.
                  (LOC - PNC Bank, N.A.)                                  0.29           1/01/2033           1,340
      2,900      Cincinnati and Hamilton County
                  (LOC - Fifth Third Bank)                                0.11           9/01/2025           2,900
      1,080      Clermont County (LOC - Fifth Third Bank)                 0.15           8/01/2022           1,080
      1,020      Columbus-Franklin County Finance Auth.
                  (LOC - Fifth Third Bank)                                0.17           6/01/2027           1,020
      7,850      Delaware County (LOC - Fifth Third Bank)                 0.15          10/01/2033           7,850
      5,310      Hamilton County (LOC - Fifth Third Bank)                 0.15          12/01/2024           5,310
     12,300      Hamilton County (LOC - Fifth Third Bank)                 0.15          12/01/2026          12,300
      4,235      Higher Educational Facilities
                  (LOC - Fifth Third Bank)                                0.13           9/01/2036           4,235
      1,845      Highland County (LOC - Fifth Third Bank)                 0.17           8/01/2024           1,845

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON           FINAL              VALUE
(000)            SECURITY                                                 RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$    11,150      Pike County Health Care Facilities
                  (LOC - Bank of America, N.A.)                           0.08%         11/01/2033      $   11,150
      2,345      Pike County Health Care Facilities
                  (LOC - Bank of America, N.A.)                           0.08          11/01/2033           2,345
      2,290      Summit County (LOC - Fifth Third Bank)                   0.15          12/01/2029           2,290
      2,185      Wayne County (LOC - Fifth Third Bank)                    0.22           9/01/2021           2,185
                                                                                                        ----------
                                                                                                           113,980
                                                                                                        ----------
                 OKLAHOMA (3.5%)
      7,055      Edmond EDA (LOC - Bank of Oklahoma, N.A.)                0.12           6/01/2031           7,055
      8,700      Garfield County Industrial Auth.                         0.08           1/01/2025           8,700
     32,400      Muskogee Industrial Trust(b)                             0.10           1/01/2025          32,400
     36,000      Muskogee Industrial Trust(b)                             0.06           6/01/2027          36,000
      9,700      Tulsa Industrial Auth. (LOC - Bank of
                  Oklahoma, N.A.)                                         0.25          11/01/2026           9,700
                                                                                                        ----------
                                                                                                            93,855
                                                                                                        ----------
                 OREGON (1.7%)
      6,585      Facilities Auth. (LOC - Bank of the West)                0.14          10/01/2037           6,585
     38,100      Port of Portland (LOC - Bank of
                  Tokyo-Mitsubishi UFJ, Ltd.)                             0.25          12/01/2014          38,100
                                                                                                        ----------
                                                                                                            44,685
                                                                                                        ----------
                 PENNSYLVANIA (0.9%)
      5,250      Chartiers Valley Industrial and Commercial
                  Dev. Auth.                                              1.10          11/15/2017           5,250
      5,000      Delaware Valley Regional Finance Auth.
                  (LOC - Bayerische Landesbank)                           0.25          12/01/2020           5,000
      9,295      Derry Township Industrial and Commercial
                  Dev. Auth. (LOC - PNC Bank, N.A.)                       0.05          11/01/2030           9,295
      5,080      Philadelphia Gas Works (LIQ)
                  (LOC - Deutsche Bank A.G.)(a)                           0.10          10/01/2018           5,080
                                                                                                        ----------
                                                                                                            24,625
                                                                                                        ----------
                 SOUTH CAROLINA (0.4%)
      4,600      EDA (LOC - Fifth Third Bank)                             0.15           2/01/2028           4,600
      6,060      Public Service Auth. (LIQ)(a)                            0.16           6/01/2037           6,060
                                                                                                        ----------
                                                                                                            10,660
                                                                                                        ----------
                 SOUTH DAKOTA (0.6%)
      5,975      Health and Educational Facilities Auth.                  0.34          11/01/2020           5,975
      3,090      Health and Educational Facilities Auth.                  0.34          11/01/2025           3,090
      6,455      Health and Educational Facilities Auth.                  0.34          11/01/2027           6,455
                                                                                                        ----------
                                                                                                            15,520
                                                                                                        ----------

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON            FINAL             VALUE
(000)            SECURITY                                                 RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 TENNESSEE (0.6%)
$     7,100      Hendersonville IDB (LOC - Fifth Third Bank)              0.17%          5/01/2036      $    7,100
      1,540      Metropolitan Government of Nashville and
                  Davidson County (LOC - Fifth Third Bank)                0.15           3/01/2023           1,540
      4,860      Metropolitan Government of Nashville and
                  Davidson County (LOC - Fifth Third Bank)                0.15          12/01/2024           4,860
      2,325      Williamson County IDB (LOC - Fifth Third Bank)           0.17          12/01/2027           2,325
                                                                                                        ----------
                                                                                                            15,825
                                                                                                        ----------
                 TEXAS (3.0%)
     13,300      Atascosa County IDC (NBGA)                               0.09           6/30/2020          13,300
      3,235      Houston (LIQ) (LOC - Deutsche Bank A.G.)(a)              0.12          12/01/2028           3,235
      9,100      Metropolitan Higher Education Auth.
                  (LOC - JPMorgan Chase Bank, N.A.)                       0.08           5/01/2019           9,100
     15,000      Port Arthur                                              0.05          12/01/2040          15,000
     25,000      Port Arthur                                              0.05           6/01/2041          25,000
     13,000      Port of Port Arthur Navigation District                  0.17          12/01/2039          13,000
                                                                                                        ----------
                                                                                                            78,635
                                                                                                        ----------
                 VIRGINIA (2.2%)
      2,000      College Building Auth. (LIQ)(a)                          0.05           2/01/2021           2,000
      2,580      Fairfax County IDA                                       0.06           5/15/2035           2,580
      2,200      Hampton Roads Sanitation District                        0.04          11/01/2041           2,200
      3,620      Hanover County EDA (LOC - U.S. Bank, N.A.)               0.04          11/01/2025           3,620
      4,670      Lexington IDA                                            0.05           1/01/2035           4,670
     12,500      Loudoun County IDA                                       0.03           2/15/2038          12,500
      6,300      Madison County IDA (LOC - SunTrust Bank)                 0.09          10/01/2037           6,300
      1,900      Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)            0.05           7/01/2016           1,900
     19,100      Stafford County IDA (LOC - Bank of America, N.A.)        0.05           8/01/2028          19,100
      4,415      Univ. of Virginia (LIQ)(a)                               0.03           6/01/2032           4,415
                                                                                                        ----------
                                                                                                            59,285
                                                                                                        ----------
                 WASHINGTON (1.1%)
     15,000      Health Care Facilities Auth. (LIQ)(a)                    0.24          10/01/2016          15,000
      8,880      Housing Finance Commission (LOC - Key Bank, N.A.)        0.14           7/01/2043           8,880
      4,880      Snohomish County Housing Auth.
                  (LOC - Bank of America, N.A.)                           0.06           7/01/2036           4,880
                                                                                                        ----------
                                                                                                            28,760
                                                                                                        ----------
                 WEST VIRGINIA (1.8%)
     38,185      Hospital Finance Auth. (LOC - Fifth Third Bank)          0.13          10/01/2033          38,185
      9,630      Marshall County                                          0.07           3/01/2026           9,630
                                                                                                        ----------
                                                                                                            47,815
                                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON           FINAL             VALUE
(000)       SECURITY                                                       RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 WISCONSIN (1.8%)
$     5,730      Health and Educational Facilities Auth.
                  (LOC - KBC Bank N.V.)                                   0.07%          5/01/2025      $    5,730
        550      Health and Educational Facilities Auth.
                  (LOC - JPMorgan Chase Bank, N.A.)                       0.15           5/01/2026             550
     11,440      Health and Educational Facilities Auth.
                  (LOC - KBC Bank N.V.)                                   0.14           3/01/2038          11,440
     19,800      Public Finance Auth. (LOC - Bank of Scotland)            0.07           6/01/2041          19,800
      5,325      Public Finance Auth. (LIQ)
                  (LOC - Deutsche Bank A.G.)(a)                           0.14           9/01/2049           5,325
      6,205      Wind Point (LOC - U.S. Bank, N.A.)                       0.14           9/01/2035           6,205
                                                                                                        ----------
                                                                                                            49,050
                                                                                                        ----------
                 WYOMING (0.5%)
     13,000      Gillette                                                 0.22           1/01/2018          13,000
                                                                                                        ----------
                 Total Variable-Rate Demand Notes (cost: $1,837,899)                                     1,837,899
                                                                                                        ----------

                 PUT BONDS (4.6%)
                 ALABAMA (2.1%)
      4,030      Housing Finance Auth.                                    0.35           6/01/2017           4,030
     25,000      Mobile IDB(b)                                            0.28           6/01/2034          25,000
     25,000      Mobile IDB(b)                                            0.32           7/15/2034          25,000
                                                                                                        ----------
                                                                                                            54,030
                                                                                                        ----------
                 GEORGIA (0.1%)
      3,100      Atlanta Urban Residential Finance Auth.                  0.30           5/01/2015           3,100
                                                                                                        ----------
                 LOUISIANA (0.2%)
      5,500      Housing Corp.                                            0.35           6/01/2017           5,500
                                                                                                        ----------
                 MONTANA (2.0%)
      9,040      Board of Investments (NBGA)                              0.16           3/01/2017           9,040
     11,695      Board of Investments (NBGA)                              0.16           3/01/2018          11,695
     11,335      Board of Investments (NBGA)                              0.16           3/01/2025          11,335
     12,450      Board of Investments (NBGA)(b)                           0.16           3/01/2028          12,450
      2,450      Board of Investments (NBGA)                              0.16           3/01/2029           2,450
      5,975      Board of Investments (NBGA)                              0.16           3/01/2035           5,975
                                                                                                        ----------
                                                                                                            52,945
                                                                                                        ----------
                 TEXAS (0.2%)
      2,700      Department of Housing and Community Affairs              0.35           6/01/2017           2,700
      2,900      Department of Housing and Community Affairs              0.35           6/01/2017           2,900
                                                                                                        ----------
                                                                                                             5,600
                                                                                                        ----------
                 Total Put Bonds (cost: $121,175)                                                          121,175
                                                                                                        ----------

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                    COUPON          FINAL              VALUE
(000)       SECURITY                                                       RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
                 ADJUSTABLE-RATE NOTES (0.7%)

                 CALIFORNIA (0.7%)
$    17,000      Golden Empire Schools Financing Auth.                    0.24%          5/01/2015      $   17,000
                                                                                                        ----------
                 Total Adjustable-Rate Notes (cost: $17,000)                                                17,000
                                                                                                        ----------

                 FIXED-RATE INSTRUMENTS (25.8%)

                 CALIFORNIA (2.7%)
      6,025      San Diego County Water Auth.                             0.06          10/02/2014           6,025
     26,900      San Diego County Water Auth.                             0.07          10/02/2014          26,900
      5,000      San Diego County Water Auth.                             0.07          10/03/2014           5,000
      2,500      San Diego County Water Auth.                             0.08          11/04/2014           2,500
      5,000      San Diego County Water Auth.                             0.08          11/06/2014           5,000
     26,000      Statewide Communities Dev. Auth.                         0.14          11/05/2014          26,000
                                                                                                        ----------
                                                                                                            71,425
                                                                                                        ----------
                 MARYLAND (1.6%)
     20,000      Johns Hopkins Univ.                                      0.08          11/06/2014          20,000
     21,517      Johns Hopkins Univ.                                      0.09          12/08/2014          21,517
                                                                                                        ----------
                                                                                                            41,517
                                                                                                        ----------
                 MINNESOTA (0.1%)
      1,455      Hermantown ISD (NBGA)                                    3.00           2/01/2015           1,469
      1,300      Kimball ISD (NBGA)                                       0.90           8/27/2015           1,307
                                                                                                        ----------
                                                                                                             2,776
                                                                                                        ----------
                 NEW YORK (11.1%)
      8,553      Addison CSD                                              1.25           9/15/2015           8,623
     10,000      Averill Park CSD                                         0.75           7/15/2015          10,034
      3,025      Babylon Union Free School District                       1.00           6/18/2015           3,040
      3,030      Beacon City School District                              0.75           6/26/2015           3,035
     20,000      Binghamton City School District                          1.00          11/21/2014          20,016
      5,690      Campbell-Savona CSD                                      1.00           6/18/2015           5,718
     14,220      Canton CSD                                               0.75           6/30/2015          14,262
      2,420      Dansville CSD                                            1.00           6/24/2015           2,430
      6,880      Dundee CSD                                               0.75           6/18/2015           6,902
      3,096      East Irondequoit CSD                                     1.00           6/26/2015           3,112
     10,165      Franklinville CSD                                        0.75           6/26/2015          10,194
      4,225      Fulton City School District                              0.75           7/17/2015           4,239
      6,150      Geneva City School District                              1.00           8/14/2015           6,183
      3,122      Hannibal CSD                                             0.75           6/26/2015           3,130
      4,600      Jamestown City School District(c)                        0.75           6/25/2015           4,611
      6,650      Lackawanna City School District                          1.00           3/05/2015           6,663
      5,100      Lewis County                                             1.00           8/14/2015           5,124

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON            FINAL             VALUE
(000)            SECURITY                                                 RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$     7,404      Middletown                                               1.00%          2/20/2015      $    7,423
     24,650      Northern Adirondack CSD                                  0.75           6/25/2015          24,711
      4,612      Oneonta City School District                             0.75           6/26/2015           4,622
      3,000      Oswego City School District                              1.00           4/22/2015           3,009
      4,500      Oswego City School District                              0.75           7/23/2015           4,513
     17,115      Potsdam CSD                                              1.00           6/30/2015          17,163
      3,000      Red Hook CSD                                             0.75           6/25/2015           3,009
     14,270      Rome City School District                                1.00           8/06/2015          14,346
     11,750      Schoharie County                                         1.25          11/14/2014          11,758
      7,685      Sherburne-Earlville CSD                                  0.75           6/26/2015           7,712
      7,974      Sidney CSD                                               0.75           7/31/2015           7,997
     10,815      Silver Creek CSD                                         1.00           6/18/2015          10,869
      2,744      Solvay Union Free School District                        0.75           7/16/2015           2,751
      7,350      Sullivan County                                          1.00           3/06/2015           7,373
      9,498      Tonawanda City School District                           1.00           3/11/2015           9,522
     17,763      Waverly CSD                                              0.75           6/26/2015          17,822
      2,669      West Genesee CSD                                         0.75           7/10/2015           2,676
      6,425      Whitney Point CSD                                        0.75           6/25/2015           6,444
     15,000      Yorkshire-Pioneer CSD                                    0.75           7/21/2015          15,060
                                                                                                        ----------
                                                                                                           296,096
                                                                                                        ----------
                 SOUTH CAROLINA (1.8%)
     28,457      Public Service Auth.                                     0.09          12/03/2014          28,457
      8,678      Public Service Auth.                                     0.10          12/04/2014           8,678
     11,542      Public Service Auth.                                     0.10          12/04/2014          11,542
                                                                                                        ----------
                                                                                                            48,677
                                                                                                        ----------
                 TEXAS (5.3%)
     10,000      Dallas Area Rapid Transit                                0.08          12/03/2014          10,000
     10,000      Dallas Area Rapid Transit                                0.08          12/04/2014          10,000
     10,000      Dallas Area Rapid Transit                                0.10           2/03/2015          10,000
      5,000      Houston                                                  0.09          11/05/2014           5,000
      5,100      Houston                                                  0.09          11/18/2014           5,100
     10,000      Houston                                                  0.10           2/11/2015          10,000
     10,000      Houston                                                  0.10           2/11/2015          10,000
     33,000      San Antonio                                              0.09          10/06/2014          33,000
     15,000      San Antonio                                              0.09          12/03/2014          15,000
     25,000      Univ. of Texas                                           0.08          11/06/2014          25,000
      8,342      Univ. of Texas                                           0.08          12/01/2014           8,342
                                                                                                        ----------
                                                                                                           141,442
                                                                                                        ----------
                 VIRGINIA (3.2%)
      8,000      Univ. of Virginia                                        0.08          10/02/2014           8,000
     20,000      Univ. of Virginia                                        0.07          10/06/2014          20,000
      9,535      Univ. of Virginia                                        0.08          10/07/2014           9,535

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   COUPON            FINAL             VALUE
(000)            SECURITY                                                 RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$    22,010      Univ. of Virginia                                        0.08%         11/05/2014      $   22,010
     20,000      Univ. of Virginia                                        0.08          12/03/2014          20,000
      4,500      Univ. of Virginia                                        0.09          12/04/2014           4,500
                                                                                                        ----------
                                                                                                            84,045
                                                                                                        ----------
                 Total Fixed-Rate Instruments (cost: $685,978)                                             685,978
                                                                                                        ----------
                 TOTAL INVESTMENTS (COST: $2,662,052)                                                   $2,662,052
                                                                                                        ==========

------------------------------------------------------------------------------------------------------------------
($ in 000s)                                             VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------------
                                                  (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                              QUOTED PRICES    OTHER SIGNIFICANT       SIGNIFICANT
                                          IN ACTIVE MARKETS           OBSERVABLE      UNOBSERVABLE
ASSETS                                 FOR IDENTICAL ASSETS               INPUTS            INPUTS           TOTAL
------------------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                                $-          $1,837,899                $-      $1,837,899
Put Bonds                                                  -             121,175                 -         121,175
Adjustable-Rate Notes                                      -              17,000                 -          17,000
Fixed-Rate Instruments                                     -             685,978                 -         685,978
------------------------------------------------------------------------------------------------------------------
Total                                                     $-          $2,662,052                $-      $2,662,052
------------------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at September 30, 2014, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) At September 30, 2014, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

    (c) At September 30, 2014, the aggregate market value of securities purchased on a delayed delivery basis was $4,611,000, of which all were when-issued securities.

See accompanying notes to financial statements.

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)                                 $2,662,052
   Cash                                                                                                        492
   Receivables:
       Capital shares sold                                                                                   2,809
       USAA Asset Management Company (Note 4D)                                                               1,026
       Interest                                                                                              1,435
                                                                                                        ----------
           Total assets                                                                                  2,667,814
                                                                                                        ----------
LIABILITIES
   Payables:
       Securities purchased                                                                                  4,612
       Capital shares redeemed                                                                               6,851
       Dividends on capital shares                                                                              18
   Accrued management fees                                                                                     616
   Accrued transfer agent's fees                                                                               332
   Other accrued expenses and payables                                                                          48
                                                                                                        ----------
           Total liabilities                                                                                12,477
                                                                                                        ----------
               Net assets applicable to capital shares outstanding                                      $2,655,337
                                                                                                        ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                      $2,655,327
   Undistributed net investment income                                                                           2
   Accumulated net realized gain on investments                                                                  8
                                                                                                        ----------
               Net assets applicable to capital shares outstanding                                      $2,655,337
                                                                                                        ==========
   Capital shares outstanding, unlimited number of shares
       authorized, no par value                                                                          2,655,319
                                                                                                        ==========
   Net asset value, redemption price, and offering price per share                                      $     1.00
                                                                                                        ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                                        $ 2,410
                                                                                                          -------
EXPENSES
   Management fees                                                                                          3,782
   Administration and servicing fees                                                                        1,351
   Transfer agent's fees                                                                                    2,199
   Custody and accounting fees                                                                                141
   Postage                                                                                                     29
   Shareholder reporting fees                                                                                  30
   Trustees' fees                                                                                              12
   Registration fees                                                                                           17
   Professional fees                                                                                           68
   Other                                                                                                       21
                                                                                                          -------
           Total expenses                                                                                   7,650
   Expenses reimbursed                                                                                     (5,377)
                                                                                                          -------
           Net expenses                                                                                     2,273
                                                                                                          -------
NET INVESTMENT INCOME                                                                                         137
                                                                                                          -------
   Increase in net assets resulting from operations                                                       $   137
                                                                                                          =======

See accompanying notes to financial statements.

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2014 (unaudited), and year ended March 31, 2014

------------------------------------------------------------------------------------------------------------------
                                                                         9/30/2014                      3/31/2014
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                $      137                     $      272
   Net realized gain on investments                                              -                             77
                                                                        -----------------------------------------
       Increase in net assets resulting from operations                        137                            349
                                                                        -----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                      (135)                          (272)
   Net realized gains                                                            -                           (247)
                                                                        -----------------------------------------
       Distributions to shareholders                                          (135)                          (519)
                                                                        -----------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                               441,661                      1,166,189
   Reinvested dividends                                                        134                            515
   Cost of shares redeemed                                                (534,231)                    (1,102,121)
                                                                        -----------------------------------------
       Increase (decrease) in net assets from
           capital share transactions                                      (92,436)                        64,583
                                                                        -----------------------------------------
   Net increase (decrease) in net assets                                   (92,434)                        64,413
NET ASSETS
   Beginning of period                                                   2,747,771                      2,683,358
                                                                        -----------------------------------------
   End of period                                                        $2,655,337                     $2,747,771
                                                                        =========================================
Undistributed net investment income:
   End of period                                                        $        2                     $        -
                                                                        =========================================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                             441,661                      1,166,189
   Shares issued for dividends reinvested                                      134                            515
   Shares redeemed                                                        (534,231)                    (1,102,121)
                                                                        -----------------------------------------
       Increase (decrease) in shares outstanding                           (92,436)                        64,583
                                                                        =========================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA

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28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of September 30, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,611,000; of which all were when-issued securities.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the

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30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2014, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2014, the Fund paid CAPCO facility fees of $7,000, which represents 3.9% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2014.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2015, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At March 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended September 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

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32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $3,782,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,351,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2014, the Fund reimbursed the Manager $34,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended September 30, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,199,000.

D. EXPENSE LIMITATION - The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    time without prior notice to shareholders. For the six-month period ended September 30, 2014, the Fund incurred reimbursable expenses of $5,377,000, of which $1,026,000 was receivable from the Manager.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) REGULATORY MATTERS

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). It will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rules amendments. Compliance dates for the various amendments range from nine months to two years.

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                           SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                          ----------------------------------------------------------------------------------------
                                2014           2014           2013           2012           2011           2010
                          ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                          -------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income(a)       .00            .00            .00            .00            .00            .00
  Net realized and
    unrealized gain(a)           .00            .00            .00            .00            .00            .00
Total from investmen
  operations(a)                  .00            .00            .00            .00            .00            .00
                          -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income(a)      (.00)          (.00)          (.00)          (.00)          (.00)          (.00)

  Realized capital gains           -           (.00)(a)       (.00)(a)       (.00)(a)          -           (.00)(a)
                          -------------------------------------------------------------------------------------
Total distributions(a)          (.00)          (.00)          (.00)          (.00)           .00            .00
                          -------------------------------------------------------------------------------------
Net asset value at end
  of period               $     1.00     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                          =====================================================================================
Total return (%)*(d)             .01            .02            .01            .04(c)         .01            .48(b)

Net assets at end
  of period (000)         $2,655,337     $2,747,771     $2,683,358     $2,640,375     $2,842,986     $3,331,284
Ratios to average
  net assets:**
  Expenses (%)(d),(e)            .17(f)         .21            .34            .42(c)         .49            .52(b)
  Expenses, excluding
    reimbursements (%)(e)        .57(f)         .56            .56            .57(c)         .55            .53(b)
  Net investment income (%)      .01(f)         .01            .01            .03            .01            .47

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2014, average net assets were
    $2,693,547,000.
(a) Represents less than $0.01 per share.
(b) During the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratio by 0.01%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(c) During the year ended March 31, 2012, SAS reimbursed the Fund $654,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratio by 0.02%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(d) Effective January 7, 2010, the Manager voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(e) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

EXPENSE EXAMPLE

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2014, through September 30, 2014.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                       BEGINNING               ENDING                 DURING PERIOD*
                                     ACCOUNT VALUE          ACCOUNT VALUE             APRIL 1, 2014 -
                                     APRIL 1, 2014        SEPTEMBER 30, 2014        SEPTEMBER 30, 2014
                                     -----------------------------------------------------------------
Actual                                 $1,000.00               $1,000.10                   $0.85
Hypothetical
 (5% return before expenses)            1,000.00                1,024.22                    0.86

* Expenses are equal to the Fund's annualized expense ratio of 0.17%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of April 1, 2014, through September 30, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

ADVISORY AGREEMENT(S)

September 30, 2014 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 30, 2014, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other

================================================================================

                                                     ADVISORY AGREEMENT(S) |  39

================================================================================

service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and frontend loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes the Fund and all other no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any fee waivers or reimbursements - was above the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager had reimbursed Fund expenses during the previous year.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail open-end investment companies with the same classification/ objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2013. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one- and three-year periods ended December 31, 2013, and was in the top 5% of its performance universe for the five-year period ended December 31, 2013.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive

================================================================================

                                                     ADVISORY AGREEMENT(S) |  41

================================================================================

compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
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UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
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TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
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CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
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INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
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MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select `I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
         (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

211738-1114

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

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on usaa.com select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)
    ============================================================================
    39598-1114                               (C)2014, USAA. All rights reserved.

    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.